Preferred Stock (Small Business Lending Fund) (Narrative) (Detail) - USD ($)				3 Months Ended	12 Months Ended
	Jan. 19, 2016	Dec. 15, 2015	Dec. 09, 2015	Jan. 03, 2013	Dec. 31, 2015	Mar. 01, 2015
Phoenix Bancorp Inc. [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued						1,750
Preferred Class B [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage				7.00%
Payments for Repurchase of Redeemable Preferred Stock			$ 5,123,000
Stock issued during period, shares, new issues				5,000
Proceeds from issuance of private placement				$ 5,000,000
Preferred stock, redemption price per share			$ 1,024.67
Preferred Stock Redemption Price Per Share Excluding Dividends Declared But Unpaid			$ 1,020
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage	1.00%
Payments for Repurchase of Redeemable Preferred Stock		$ 1,754,000			$ 1,750,000
Preferred Stock, Shares Issued						1,750
Preferred Stock, Liquidation Preference Per Share						$ 1,000
Series C Preferred Stock [Member] | Phoenix Bancorp Inc. [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued						1,750
Preferred Stock, Liquidation Preference Per Share						$ 1,000